Average Annual Total Returns			12 Months Ended	29 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended	163 Months Ended
		Mar. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MSCI All Country World Index (Net)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		22.34%			11.19%	11.72%
MSCI All Country World Index (Net), Since 6/1/12 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]							11.46%
MSCI All Country World Index (Net), Since 7/21/21 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]				9.76%
Russell 2000© Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.81%	10.84%
Rockefeller Climate Solutions Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2]	Return Before Taxes
Average Annual Return, Percent	[1],[2]		13.60%			3.31%	9.81%	9.54%
Performance Inception Date	[1]	Jun. 01, 2012
Rockefeller Climate Solutions Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2]	Return After Taxes on Distributions
Average Annual Return, Percent	[1],[2]		11.64%			2.78%	9.53%	9.33%
Rockefeller Climate Solutions Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1],[2]		9.47%			2.54%	8.10%	8.05%
Rockefeller Climate Solutions Fund - Class A Chares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[3]	Return Before Taxes
Average Annual Return, Percent	[1],[3]		7.37%		1.82%
Performance Inception Date	[1]	Jul. 21, 2021
Rockefeller US Small Cap Core Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.33%	9.07%
Performance Inception Date		Jul. 31, 2023
Rockefeller US Small Cap Core Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.66%	7.73%
Rockefeller US Small Cap Core Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.54%	6.64%
Rockefeller US Small Cap Core Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.43%)	6.40%
Performance Inception Date		Jul. 31, 2023

[1]	The returns shown in the table above reflect the performance of Founders’ interests of the Predecessor Fund prior to July 21, 2021 and Institutional Class and Class A shares of the Fund beginning July 21, 2021, as noted above.
[2]	The since inception date for the Institutional Class shares of the Fund is June 1, 2012.
[3]	The since inception date for the Class A shares of the Fund is July 21, 2021.